Segregated Funds - Summary of Composition of Segregated Funds Net Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	$ 367,809	$ 343,477	$ 313,596
Composition of segregated funds net assets
Held by policyholders	367,436	343,108
Held by the Company	373	369
Cash and short-term securities [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	4,054	3,364
Debt securities [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	17,913	16,883
Equity [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	14,227	12,989
Mutual funds [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	326,889	304,753
Other investments [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	4,599	4,785
Accrued investment income [member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	1,670	1,678
Other assets and liabilities, net [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	$ (1,543)	$ (975)